Business Acquisition	12 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Business acquisition

Note 5 – Business acquisition

Acquisition of Granville

On December 3, 2019, Puhui Cayman acquired 100% of the shares of Granville Financial Services Company Limited for HK$29,390,000 or approximately $3.8 million. The purpose of this acquisition of Granville is to expand the Company's operations outside of Mainland China and take advantage of its financial qualifications and licenses to broaden the Company's existing product portfolio.

As of June 30, 2020, the company has paid approximately $3.4 million and approximately $0.4 million in acquisition payable is due to be paid within one year after the acquisition.

The Company has allocated the purchase price of Granville based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date in accordance with ASC 805. The Company determined the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB with the valuation methodologies using level 3 inputs, except for cash was valued using Level 1 inputs. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Granville based on a valuation performed by an independent valuation firm engaged by the Company on November 30, 2019, and translated the fair value from HKD to USD using the exchange rate at the rate of USD 1.00 to HKD 7.82.

	Fair Value	Fair Value
	HKD	USD
Cash	$6,997,259	$894,261
Prepaid expenses	28,944	3,699
Other receivables	269,950	34,500
Plant and equipment	32,633	4,171
Intangible assets	7,500,000	958,512
Goodwill	14,585,528	1,864,053
Total asset	29,414,314	3,759,196
Accounts payable	(10,973)	(1,402)
Other payables and accrued liabilities	(13,341)	(1,705)
Total liabilities	(24,314)	(3,107)
Net asset acquired	$29,390,000	$3,756,089

Total consideration	$29,390,000	$3,756,089
Goodwill	$14,585,528	$1,864,053

Intangible assets consists mainly Type 1 (Dealing in Securities), Type 2 (Dealing in Futures) and Type 9 (Asset Management) securities licenses issued by the Stock Exchange of Hong Kong Ltd and the Securities and Futures Commission of Hong Kong. These licenses enable the Company's subsidiary Granville to trade and deal with securities, futures and manage assets on behalf of customers in Hong Kong.

Pro forma results of operations for the acquisition described above have not been presented because it is not material to the consolidated income statements.